Organization, Description of Business, and Liquidity and Going Concern (Details Narrative) (Allied Integral United Inc) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 30, 2018	Mar. 31, 2021	Dec. 31, 2020	Apr. 03, 2021	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Number of shares issued convertible debt	1,181,429
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Accumulated deficit			$ (331,930,000)	$ (332,499,000)	$ (328,973,000)
Allied Integral United Inc [Member]
Entity incorporation, date of incorporation		Dec. 20, 2017	Dec. 20, 2017
Preferred stock, par value		$ 0.01	$ 0.01		$ 0.01		$ 0.01
Accumulated deficit		$ (52,064,820)	$ (45,522,908)		$ (22,798,067)
Allied Integral United Inc [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued convertible debt		8,076,885	8,076,885
Debt convertible percentage		6.75%	6.75%
Preferred stock, par value		$ 0.01	$ 0.01